Unaudited Condensed Consolidated Balance Sheets - SECURITIZE, INC. AND SUBSIDIARIES - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 1	$ 1
Assets, Noncurrent [Abstract]
Total Assets	1	1
Current Liabilities:
Total Liabilities	0	0
Stockholders’ deficit:
Common stock	1	1
Total Stockholder’s Equity/Deficit	1	1
Total liabilities, mezzanine equity and stockholders’ equity/deficit	1	1
Securitize, Inc. and Subsidiaries
Current Assets:
Cash and cash equivalents	14,459,817	24,871,555	$ 21,788,225
Digital assets from operations	165,100	1,936,626	0
Digital assets held for investment	1,177,803	0	31,246
Digital assets receivable	2,059,917	2,500,102	0
Customer escrow funds	15,346,879	44,293,388	20,851,776
Restricted tokenized assets	0	1,722,665	36,000,000
Fair Value	935,631	928,037	1,269,373
Investments in tokenized assets	11,156,182	12,034,881	0
Contract assets	10,891,564	12,289,139	4,768,725
Digital assets loan receivable		390,003
Deferred offering costs	4,832,374	3,041,602	0
Prepaid expenses and other current assets	3,117,837	2,483,458	1,879,231
Assets of discontinued operations		0	8,166,744
Total current assets	75,035,284	112,407,228	133,113,244
Assets, Noncurrent [Abstract]
Digital assets receivable, noncurrent	1,619,919	1,556,218	0
Contract assets, noncurrent	2,927,648	2,982,075	0
Notes receivable, related parties	8,238,757	5,183,987
Intangible assets, net	20,033,715	20,556,299	12,994,687
Goodwill	26,365,270	26,365,270	13,330,269
Other noncurrent assets	872,986	724,048	105,880
Total Assets	135,093,579	169,775,125	163,314,107
Current Liabilities:
Accounts payable	1,517,862	2,779,997	1,136,502
Interest payable	6,180,032	5,096,492	2,328,094
Total accrued expenses and other current liabilities	7,871,490	4,273,592	2,062,258
Deferred revenue	470,359	5,154,656	3,075,369
Customer escrow funds payable	15,341,786	44,187,723	20,858,668
Obligation to return collateral	0	1,722,665	15,000,000
Digital asset borrowings	0	101,109	36,000,000
Total Current Liabilities	31,381,529	63,316,234	80,460,891
Deferred revenue, noncurrent	1,032,301	1,348,701	0
Simple agreements for future equity	11,817,000	10,449,000	5,714,000
Other Notes Payable, Noncurrent		0	2,474,384
Convertible promissory notes payable, net	73,773,844	72,562,079	42,269,680
Derivative liability	28,171,000	26,170,000	11,293,000
Option liability	11,300,000	11,390,000	4,959,000
Deferred tax liability	306,642	263,634	141,589
Total Liabilities	157,782,316	185,499,648	147,312,544
Commitments and contingencies (See Note 17)
Mezzanine equity:
Mezzanine equity	125,984,750	125,546,105	116,995,645
Stockholders’ deficit:
Common stock	870	870
Treasury stock, 150 shares at cost	(1,599,978)	(1,599,978)	(1,599,978)
Stockholder notes		0	(3,423,744)
Additional paid-in capital	25,216,810	24,736,907	20,609,887
Accumulated deficit	(173,435,490)	(165,502,838)	(117,048,113)
Accumulated other comprehensive income	1,144,268	1,094,382	466,980
Total Stockholder’s Equity/Deficit	(148,673,487)	(141,270,628)	(100,994,082)
Total liabilities, mezzanine equity and stockholders’ equity/deficit	135,093,579	169,775,125	163,314,107
Nonrelated Party | Securitize, Inc. and Subsidiaries
Current Assets:
Accounts receivable, net	10,458,771	5,321,337	1,495,624
Digital assets loan receivable	0	99,647	15,000,000
Related party | Securitize, Inc. and Subsidiaries
Current Assets:
Accounts receivable, net	433,409	594,435	1,148,913
Digital assets loan receivable	0	290,356	0
Assets, Noncurrent [Abstract]
Notes receivable, related parties		5,183,987	3,770,027
J Digital 6 Warrants | Securitize, Inc. and Subsidiaries
Mezzanine equity:
Mezzanine equity	1,169,721	731,076	0
Series B-4 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Mezzanine equity:
Mezzanine equity	42,348,900	42,348,900	36,023,055
Series B-3 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Mezzanine equity:
Mezzanine equity	21,969,898	21,969,898	21,969,898
Series B-2 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Mezzanine equity:
Mezzanine equity	24,387,798	24,387,798	23,889,549
Series B-1 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Mezzanine equity:
Mezzanine equity	21,407,747	21,407,747	21,380,220
Series A Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Mezzanine equity:
Mezzanine equity	14,700,686	14,700,686	13,732,923
Ordinary Shares | Securitize, Inc. and Subsidiaries
Stockholders’ deficit:
Common stock		870	886
Class A Common Stock | Securitize, Inc. and Subsidiaries
Stockholders’ deficit:
Common stock	$ 33	$ 29	$ 0